LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Leases
Retained earnings	$ 2,582,332	$ 2,217,410
Right-of-use assets	103,774	107,517
Operating lease liability	$ 107,862
Lessee, Operating Lease, Existence of Option to Extend	true
Rent expense	$ 49,700	$ 48,200	$ 40,100
Operating lease weighted average remaining term	7 years 2 months 15 days	6 years 9 months 10 days
Operating lease weighted average discount rate	4.53%	3.70%
Lease costs
Operating lease cost	$ 33,829	$ 32,458
Short-term lease cost	9,525	10,490
Variable lease cost	6,332	5,291
Sublease Income	2,267	2,876
Total lease cost	47,419	45,363
Cash paid - operation leases	32,400	30,200
Right-of-use assets obtained in exchange for new operating leases	35,400	$ 32,000
Future minimum payments
2024	32,796
2025	29,435
2026	27,104
2027	17,998
2028	13,517
Thereafter	31,686
Total minimum lease payments	152,536
Less present value discount	(44,674)
Total lease liability	$ 107,862
Minimum
Leases
Length of lease (in years)	1 year
Renewal options of lease	5 years
Minimum | Motor vehicles
Leases
Length of lease (in years)	1 year
Minimum | Equipment
Leases
Length of lease (in years)	1 year
Minimum | Aircraft
Leases
Length of lease (in years)	1 year
Maximum
Leases
Length of lease (in years)	10 years
Renewal options of lease	15 years
Maximum | Motor vehicles
Leases
Length of lease (in years)	10 years
Maximum | Equipment
Leases
Length of lease (in years)	10 years
Maximum | Aircraft
Leases
Length of lease (in years)	10 years